OTHER OPERATING INCOME (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating income expense [Abstract]
Reversal of (impairment loss) recognised on ships (Note 13)	$ 1,707	$ 3,557	$ (5,148)
(Impairment loss) reversal of impairment recognised on right-of-use assets (Note 14)	(985)	1,046	0
Impairment loss on goodwill (Note 18)	0	(965)	0
Reversal of (impairment loss) on financial assets	45	(2)	(1)
Foreign exchange gain (loss)	(512)	95	4,868
Gain on disposal of plant and equipment	36	14	0
Gain on disposal of right-of-use asset	0	104	0
Other operating expense	(2)	0	(12)
Other operating income	52	0	0
Total Other operating (expense) income	$ 341	$ 3,849	$ (293)